Right-of-use assets and lease liabilities - Lease liabilities (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Leases [Line Items]
Total	R$ 184,419	R$ 155,253
Current	85,865	69,226
Non-current	98,554	86,027
Vehicles
Leases [Line Items]
Total	68,420	49,588
Buildings
Leases [Line Items]
Total	85,839	80,768
Machinery and equipment
Leases [Line Items]
Total	R$ 30,160	R$ 24,897